15. STOCK OPTIONS AND WARRANTS (Details-Options Outstanding and Exercisable) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Outstanding	14,820,589	15,216,664	19,917,007
Weighted Average Remaining Contractual Life	4 years 9 months
Weighted Average Exercise Price	$ 0.23	$ 0.23	$ 0.25
Aggregate Intrinsic Value	$ 0
Number of Exercisable	14,674,758
Weighted Average Exercise Price	$ 0.23
Aggregate Intrinsic Value	$ 0
0.13-0.33 [Member]
Range of Exercise Price, Lower	$ 0.13
Range of Exercise Price, Upper	$ 0.33
Number of Outstanding	14,820,589
Weighted Average Remaining Contractual Life	4 years 9 months
Weighted Average Exercise Price	$ 0.23
Aggregate Intrinsic Value	$ 0
Number of Exercisable	14,674,758
Weighted Average Exercise Price	$ 0.23
Aggregate Intrinsic Value	$ 0